OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Other Income [Abstract]
Disclosure of other income [Table Text Block]
	Years ended December 31,
	2023	2022
Management fee income	713	1,163
Other operating income, net	18	595
	731	1,758